Shareholders' Equity and Per Share Data (Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Unrecognized net periodic pension and postretirement benefit cost	$ (54)	$ 93
Unrealized net gains related to investments	7	6
Foreign currency translation adjustments	4	3
Accumulated other comprehensive (loss) income	(43)	102	0
Predecessor [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Unrecognized net periodic pension and postretirement benefit cost			(1,169)
Unrealized net gains related to investments			9
Foreign currency translation adjustments			27
Accumulated other comprehensive (loss) income			$ (1,133)